Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 42,850	$ 30,215
Accounts receivable, less allowance for doubtful accounts of $1,124 and $1,217 in 2013 and 2012, respectively	91,980	83,414
Costs and estimated earnings on long-term contracts, less progress billings of $30,887 and $30,534 in 2013 and 2012, respectively	20,717	14,567
Inventories	90,228	82,063
Current portion of deferred tax assets	23,349	22,313
Other current assets	15,930	12,940
Assets held for sale - current	108,867	97,932
Total current assets	393,921	343,444
Land and land improvements	7,178	4,984
Buildings and leasehold improvements	54,316	47,624
Machinery and equipment	74,948	69,293
Construction in progress	3,426	3,039
Property, Plant and Equipment, Gross, Total	139,868	124,940
Less accumulated depreciation and amortization	(64,332)	(62,389)
Net property, plant and equipment	75,536	62,551
Intangible assets, net	180,217	176,486
Goodwill	282,949	279,640
Other assets	9,469	9,638
Assets held for sale - other	150,236	161,994
Total Assets	1,092,328	1,033,753
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term debt	50,000	50,000
Accounts payable	38,537	35,253
Advance payments on long-term contracts, less costs incurred of $23,853 and $31,534 in 2013 and 2012, respectively	17,543	21,700
Accrued salaries	21,730	19,613
Current portion of deferred revenue	17,508	16,332
Accrued other expenses	21,453	20,577
Liabilities held for sale - current	63,585	40,730
Total current liabilities	230,356	204,205
Pension obligations	19,089	35,480
Deferred tax liabilities	99,795	88,675
Other liabilities	3,348	947
Long-term debt	122,000	65,000
Liabilities held for sale - other	16,026	8,133
Total liabilities	490,614	402,440
Shareholders’ equity:
Preferred stock, par value $.01 per share, authorized 10,000,000 shares	0	0
Common stock, par value $.01 per share, authorized 50,000,000 shares; Issued 30,147,504 and 30,044,486 shares in 2013 and 2012, respectively	301	300
Additional paid-in capital	284,565	279,392
Retained earnings	407,512	441,566
Accumulated other comprehensive loss, net of tax	(16,656)	(25,378)
Total stockholders' equity before Treasury Stock	675,722	695,880
Less treasury stock, at cost (3,707,407 and 3,453,249 common shares in 2013 and 2012, respectively)	(74,008)	(64,567)
Total shareholders’ equity	601,714	631,313
Total Liabilities and Shareholders’ Equity	$ 1,092,328	$ 1,033,753